SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024
Receivables [Abstract]
Accounts receivable	¥ 97,260	¥ 52,845
Allowance for credit losses	(46,089)	(52,845)	¥ (291)	¥ (293)
Accounts receivable, net	¥ 51,171